Convertible Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Convertible Notes Payable [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 12 – CONVERTIBLE NOTES PAYABLE

2021 Notes

In conjunction with the closing of the Merger on October 1, 2021, the Company conducted an initial closing under a private offering (the “Offering”) of 10% convertible promissory notes due and payable on April 1, 2023 (the “2021 Notes”). As part of the Offering, the Company exchanged the 2020 Notes and accrued interest as well as additional notes issued in 2021 with the same terms as the 2020 Notes and their accrued interest amounting to $4,328,407, as well as $1,540,508 of debt assumed in the merger into 2021 Notes. At the merger, the Company also issued a convertible promissory note to an investor in the amount of $2,950,000 with proceeds of $2,850,000 net of an original issuance discount, with the same terms as the 2021 Notes. The balance of the debt discount at March 31, 2022 and December 31, 2021 was $66,910 and $83,364, respectively. Each holder of the 2021 Notes, provided that the note is still then outstanding, will be issued, on the earlier of (i) the date, if any, upon which the Company’s common stock is listed for trading on the NASDAQ stock exchange (the “Uplist”), and (ii) the date that is eighteen months from the date of issuance, a warrant to purchase an amount of shares of the Company’s common stock, equal to such holder’s Warrant Share Amount. For purposes of the foregoing, a holder’s “Warrant Share Amount” means (i) if such Warrant is issued in connection with the Uplist, one half of the initial principal balance of such Holder’s Note at issuance divided by the lesser of (A) $0.40, and (B) and the greater of (x) $0.20 and (y) one hundred twenty percent (120%) of the closing price for the Company’s common stock on the trading day prior to the date of the Uplist, and (ii) if such Warrant is issued otherwise than in connection with the Uplist, the initial principal balance of such Holder’s Note, divided by the lesser of (A) $0.40, and (B) and the greater of (x) $0.20 and (y) one hundred twenty percent (120%) of the volume weighted average price (“VWAP”) for the Company’s common stock over the five consecutive trading days immediately preceding the date that is eighteen months from the date of issuance. The 2021 Notes contain mandatory and voluntary conversion features as detailed in the agreement.

On December 21, 2021, the Company consummated the second closing of the Offering whereby the Company entered into a Securities Purchase Agreement (the “SPA”) with three accredited investors, pursuant to which the investors purchased from the Company, 2021 Notes in the principal amount of $900,000.

During the three months ended March 31, 2022, the Company consummated the third closing of the Offering whereby the Company entered into a Securities Purchase Agreement (the “SPA”) with three accredited investors, pursuant to which the investors purchased from the Company, 2021 Notes in the principal amount of $1,150,000.

As of March 31, 2022 and December 31, 2021, the total amount of 2021 Notes principal outstanding was $10,868,915 and $9,718,915, respectively.

NOTE 11 – CONVERTIBLE NOTES PAYABLE, NET

2020 Notes

In July 2020, Motion made an offering of convertible notes not to exceed approximately $2,400,000. In October and extended in April, June and August 2021, the Board authorized increasing the potential investment to not exceed $5,000,000. These notes are payable by October 13, 2021, interest accruing at 10% per annum. At the completion of a qualifying investment, the Company, at its sole discretion may convert the loans and any accrued interest to common stock with a 120% multiplier on the value of the common stock in the qualifying investment. As of September 30, 2021 and December 31, 2020, the carrying amount of these notes was $4,119,982 and $650,000, respectively with accrued interest of $208,480 and $26,766, respectively. On October 1, 2021, the outstanding balances and accrued interest were exchanged for new notes payable as part of the merger.

2021 Notes

In conjunction with the closing of the Merger on October 1, 2021, the Company conducted an initial closing under a private offering (the “Offering”) of 10% convertible promissory notes due and payable on April 1, 2023 (the “2021 Notes”). As part of the Offering, the Company exchanged the 2020 Notes and accrued interest as well as additional notes issued in 2021 with the same terms as the 2020 Notes and their accrued interest amounting to $4,328,407, as well as $1,540,508 of debt assumed in the merger into 2021 Notes. At the merger, the Company also issued a convertible promissory note to an investor in the amount of $2,950,000 with proceeds of $2,850,000 net of an original issuance discount, with the same terms as the 2021 Notes. Each holder of the 2021 Notes, provided that the note is still then outstanding, will be issued, on the earlier of (i) the date, if any, upon which the Company’s common stock is listed for trading on the NASDAQ stock exchange (the “Uplist”), and (ii) the date that is eighteen months from the date of issuance, a warrant to purchase an amount of shares of the Company’s common stock, equal to such holder’s Warrant Share Amount. For purposes of the foregoing, a holder’s “Warrant Share Amount” means (i) if such Warrant is issued in connection with the Uplist, one half of the initial principal balance of such Holder’s Note at issuance divided by the lesser of (A) $0.40, and (B) and the greater of (x) $0.20 and (y) one hundred twenty percent (120%) of the closing price for the Company’s common stock on the trading day prior to the date of the Uplist, and (ii) if such Warrant is issued otherwise than in connection with the Uplist, the initial principal balance of such Holder’s Note, divided by the lesser of (A) $0.40, and (B) and the greater of (x) $0.20 and (y) one hundred twenty percent (120%) of the volume weighted average price (“VWAP”) for the Company’s common stock over the five consecutive trading days immediately preceding the date that is eighteen months from the date of issuance. The 2021 Notes contain mandatory and voluntary conversion features as detailed in the agreement.

On December 21, 2021, the Company consummated the second closing of the Offering whereby the Company entered into a Securities Purchase Agreement (the “SPA”) with three accredited investors, pursuant to which the investors purchased from the Company, 2021 Notes in the principal amount of $900,000.

As of December 31, 2021, the total amount of 2021 Notes principal outstanding was $9,718,915.

Assumed convertible debt

As part of the merger, the Company assumed $891,133 of outstanding convertible debt. During the fourth quarter of 2021, the Company paid off $574,133, and signed an amendment increasing the debt by $20,000, resulting in an outstanding balance of the assumed convertible debt as of December 31, 2021 of $337,000.

2019 Note

On December 31, 2019, the Company entered into a Securities Purchase Agreement and issued and sold to a third party a Convertible Note in the original principal amount of $275,000 (the “Note”), and a warrant to purchase 100,000 shares of the Company’s common stock (the “Warrant”). A one-time interest charge of 8% was applied on December 31, 2019 and will be payable, along with the Principal, on the maturity date.

On December 30, 2021, the Company signed an allonge amending the Note extending the maturity date to April 30, 2022 and amending the outstanding balance and payment schedule to provide for two equal payments of $60,000 on March 31, 2022 and April 30, 2022. The outstanding principal balance as of December 31, 2021 was $87,000.

The unpaid outstanding principal amount and accrued and unpaid interest under the Note shall be convertible into shares of the Company’s common stock at any time at the option of the investor. The conversion price was set at the merger to $0.28 which is equal to 80% multiplied by the price per share used in the merger calculations.

The Note contains a price-based anti-dilution provision, pursuant to which the conversion price of the Note shall be reduced upon the occurrence of certain dilutive issuances of Company securities as set forth in the Note. The conversion of the Note is also subject to a beneficial ownership limitation of 4.99% of the number of shares of common stock outstanding immediately after giving effect to such conversion. In the event the Company, prior to the maturity date of the Note, issues any Security (as defined in the Note) with any term more favorable to the holder of such Security or with a term in favor of the holder of such Security that was not similarly provided to the Investor, then at the Investor’s option such term shall become a part of the Note. The Company also agreed to provide piggy-back registration rights to the investor pursuant to which the Company shall include all shares issuable upon conversion of the Note on the next registration statement the Company files with the Securities and Exchange Commission.

The Note contains events of default which, among other things, entitle the Investor to accelerate the due date of the unpaid principal amount of, and all accrued and unpaid interest on, the Note. Upon the occurrence of any event of default, the outstanding balance shall immediately and automatically increase to 130% of the outstanding balance immediately prior to the event of default, and the conversion price of the Note shall be redefined to equal 65% of the lowest trade accruing during the 10 consecutive Trading Days (as defined in the Note) immediately preceding the applicable Conversion Date (as defined in the Note). Nickolay Kukekov, a director of the Company, and a third party, each has personally guaranteed the repayment of the Note.

The Warrant has an exercise price of $1.25 per share (the “Exercise Price”), subject to adjustments as provided in the Warrant, and has a term of five years. The Warrant contains a price-based anti-dilution provision, pursuant to which the exercise price of the Warrant shall be reduced upon the occurrence of certain dilutive issuances of securities as set forth in the Warrant, with a corresponding increase in the number of shares underlying the Warrant if the dilutive event occurs during the first three years of the Warrant, and a cashless exercise provision. The exercise of the Warrant is subject to a beneficial ownership limitation of 9.99% of the number of shares of common stock outstanding immediately after giving effect to such exercise.

Convertible Grid Notes

On April 21, 2020, the Company issued a Convertible Grid Promissory Note (the “Caleca Note”) to Thomas J. Caleca (“Caleca”), an existing stockholder of the Company, pursuant to which Caleca agreed to advance to the Company the aggregate principal amount of $125,000 (the “Caleca Aggregate Advance”). The Company also issued to Caleca a common stock purchase warrant (the “Caleca Warrant”), granting Caleca the right to purchase up to 750,000 shares of the Company’s common stock at a per share exercise price of $0.80 (subject to adjustment as set forth in the Caleca Warrant).

Also on April 21, 2020, the Company issued a Convertible Grid Promissory Note (the “Brown Note”, and together with the Caleca Note, the “Grid Notes”) to Andrew Brown (“Brown”, and together with Caleca, the “Grid Investors”), an existing stockholder of the Company, pursuant to which Brown agreed to advance to the Company the aggregate principal amount of $125,000 (the “Brown Aggregate Advance”, and together with the Caleca Aggregate Advance, the “Aggregate Advance”). The Company also issued to Brown a common stock purchase warrant (the “Brown Warrant”, and together with the Caleca Warrant, the “Grid Warrants”), granting Brown the right to purchase up to 750,000 shares of the Company’s common stock at a per share exercise price of $0.80 (subject to adjustment as set forth in the Brown Warrant). The Grid Warrants are exercisable at any time commencing on the eighteen-month anniversary of the issuance of the Grid Warrants (as may be accelerated pursuant to the terms of the Grid Warrants) and expiring on the five-year anniversary of the issuance of the Grid Warrants.

The Grid Notes bear interest on the unpaid balances at a fixed simple rate of twelve percent (12%) per annum (subject to a rate increase if the Company commits an Event of Default (as defined in the Grid Notes)), computed based on a 360-day year of twelve 30-day months, commencing on the date of the respective advance and payable quarterly. The principal amount of the Aggregate Advance, or so much thereof as has been advanced to the Company by the Grid Investors from time to time pursuant to the Grid Notes, will be payable on April 21, 2021, unless sooner converted into shares of the Company’s common stock pursuant to the terms of the Grid Notes. The Company recorded $28,032 of accrued interest and has a total outstanding principal balance of $250,000 as of December 31, 2021.

The unpaid outstanding principal amount and accrued and unpaid interest under the Grid Notes shall be convertible at any time prior to the maturity date of the Grid Notes at the election of the Grid Investors into such number of shares of the Company’s common stock obtained by dividing the amount so converted by $1.00 (the “Conversion Price”). At the maturity date of the Grid Notes, all of the remaining unpaid outstanding principal amount and accrued and unpaid interest (the “Outstanding Balance”) under the Grid Notes shall automatically convert into such number of shares of the Company’s common stock obtained by dividing the Outstanding Balance by the Conversion Price. The Grid Notes may not be prepaid by the Company in whole or in part without the prior written consent of the respective Grid Investor.

The Grid Notes contain customary events of default, which, if uncured, entitle the Grid Investors to accelerate the due date of the unpaid principal amount of, and all accrued and unpaid interest on, their Grid Notes.